As filed with the Securities and Exchange Commission on September 28, 2005
                                     Investment Company Act file number 811-8591


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
            (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS
















(GRAPHIC OMITTED)

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
760 Moore Road
King of Prussia, PA  19406

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

PAXWORLD                                                        600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200




Dear Shareholder:



We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the period February 1, 2005 through July 31, 2005.


The Fund had net assets of $186,036,652 and 2,966 active shareholders as of July 31, 2005.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
/s/ Thomas W. Grant      /s/ Laurence A. Shadek             /s/ Steven W. Duff




Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                      Expense Chart, (unaudited)
                                          For the six months ended July 31, 2005
PAXWORLD Money Market Fund, Inc.


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $10. If you are invested in one of these account types, you should add an additional $10 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                            Expense Chart, (unaudited) continued
                                          For the six months ended July 31, 2005
PAXWORLD Money Market Fund, Inc.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $10. If you are invested in one of these account types, you should add an additional $10 to the estimated expenses paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
                          Beginning
 Individual Investor    Account Value     Ending Account      Expenses Paid
        Class              2/1/05         Value 7/31/05     During the Period*
--------------------------------------------------------------------------------
  Actual                 $1,000.00          $1,011.80             $3.29
--------------------------------------------------------------------------------
  Hypothetical (5%       $1,000.00          $1,021.52             $3.31
  return before
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Institutional Class      Beginning       Ending Account
                        Account Value                         Expenses Paid
                           2/1/05         Value 7/31/05     During the Period*
--------------------------------------------------------------------------------
  Actual                 $1,000.00          $1,012.40             $2.05
--------------------------------------------------------------------------------
  Hypothetical (5%       $1,000.00          $1,022.76             $2.06
  return before
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Broker Service Class     Beginning       Ending Account
                        Account Value                         Expenses Paid
                           2/1/05         Value 7/31/05     During the Period*
--------------------------------------------------------------------------------
  Actual                 $1,000.00          $1,010.20             $4.29
--------------------------------------------------------------------------------
  Hypothetical (5%       $1,000.00          $1,020.53             $4.31
  return before
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MMA Praxis Class       Beginning       Ending Account
                        Account Value                         Expenses Paid
                           2/1/05         Value 7/31/05     During the Period*
--------------------------------------------------------------------------------
  Actual                 $1,000.00          $1,011.50             $2.98
--------------------------------------------------------------------------------
  Hypothetical (5%       $1,000.00          $1,044.00             $3.00
  return before
  expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.66%, 0.41%, 0.86% and 0.60% for the Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (February 1, 2005 through July 31, 2005), multiplied by 181/365 (to reflect the one-half year period).

                                            Statement of Net Assets, (unaudited)
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

FACE                                                  MATURITY                  VALUE
AMOUNT                                                    DATE       YIELD     (NOTE 1)
---------------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER: 29.78%
$ 7,000,000   Apreco Inc...................................09/12/05    3.45%   $ 6,971,906
  5,000,000   Barton Capital Corp. ........................08/02/05    3.15      4,999,565
 10,000,000   Clipper Receivables Corp. ...................08/15/05    3.41      9,987,167
  5,000,000   FCAR Owner Trust.............................08/22/05    3.37      4,990,200
 10,000,000   Greyhawk Funding.............................08/22/05    3.22      9,981,392
  2,508,000   Triple-A One Funding Corp.
              Insured by MBIA Insurance Corp...............08/11/05    3.32      2,505,694
  7,000,000   Triple-A One Funding Corp.
              Insured by MBIA Insurance Corp...............08/16/05    3.32      6,990,346
  5,000,000   Windmill Funding Corp........................08/16/05    3.32      4,993,104
  4,000,000   Windmill Funding Corp. ......................08/22/05    3.37      3,992,160
-----------                                                                    -----------
 55,508,000   Total Asset Backed Commercial Paper                               55,411,534
-----------                                                                    -----------

COMMERCIAL PAPER: 8.54%
$ 3,000,000   Private Export Funding Corp..................08/10/05    3.12%   $ 2,997,648
  5,000,000   Private Export Funding Corp..................08/03/05    3.11      4,999,144
  7,895,000   Yale University..............................08/10/05    3.29      7,888,526
-----------                                                                    -----------
 15,895,000   Total Commercial Paper                                            15,885,318
-----------                                                                    -----------

FLOATING RATE SECURITIES: 4.30%
$ 3,000,000   Fifth Third Bank.............................04/21/06    3.42%   $ 3,000,000
  5,000,000   Pfizer Inc. - Series 144A....................03/08/06    3.30      5,000,000
-----------                                                                    -----------
  8,000,000   Total Floating Rate Securities                                     8,000,000
-----------                                                                    -----------

FOREIGN COMMERCIAL PAPER: 21.48%
$ 6,000,000   Alliance & Leicester PLC.....................08/18/05    3.22%   $ 5,991,122
  5,000,000   KFW International Finance Inc................08/03/05    3.23      4,999,103
  9,000,000   Northern Rock PLC............................08/22/05    3.36      8,982,413
 10,000,000   Royal Bank of Scotland.......................08/01/05    3.26     10,000,000
  5,000,000   Yorkshire Building Society...................08/09/05    3.18      4,996,500
  5,000,000   Yorkshire Building Society...................08/16/05    3.31      4,993,125
-----------                                                                    -----------
 40,000,000   Total Foreign Commercial Paper                                    39,962,263
-----------                                                                    -----------


The accompanying notes are an integral part of these financial statements.

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2005

PAXWORLD Money Market Fund, Inc.

FACE                                                  MATURITY                  VALUE
AMOUNT                                                    DATE       YIELD     (NOTE 1)
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT, OVERNIGHT: 20.43%
$38,000,000   JP Morgan Securities, Inc., Purchased 07/29/05,
              3.28%, due 08/01/05, Repurchase proceeds
              at maturity $38,010,387 (Collateralized by
              $49,824,000, FNMA, 3.250% to 6.750%,
              due 02/25/08 to 03/15/31, value $10,518,770;
              RFIN, 0.000%, due 07/15/06 to 01/15/21,
              value $28,241,260)...........................08/01/05    3.28%   $38,000,000
-----------                                                                    -----------
 38,000,000   Total Repurchase Agreement, Overnight                             38,000,000
-----------                                                                    -----------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 3.22%
$ 1,850,000   Federal Home Loan Mortgage Corp..............08/01/05    3.06%   $ 1,850,000
  4,137,000   Federal National Mortgage Association........08/10/05    2.90.     4,134,042
-----------                                                                    -----------
  5,987,000   Total U.S. Government Agency Discount Notes                        5,984,042
-----------                                                                    -----------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 2.69%
$ 5,000,000   Federal National Mortgage Association........08/08/06    4.00%   $ 5,000,000
-----------                                                                    -----------
  5,000,000   Total U.S. Government Agency Medium Term Notes                     5,000,000
-----------                                                                    -----------

VARIABLE RATE DEMAND INSTRUMENTS (a): 9.58%
$ 1,625,000   G & L Land Management
              LOC Fifth Third Bank.........................12/01/17    3.51%   $ 1,625,000
  2,365,000   Jake Sweeney Automotive, Inc.
              LOC Firstar Bank.............................04/01/10    3.51      2,365,000
 10,010,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A........................09/01/11    3.53     10,010,000
  3,830,000   Oak Crest Homes Inc.
              LOC First of America Bank....................11/01/26    3.54      3,830,000
-----------                                                                    -----------
 17,830,000   Total Variable Rate Demand Instruments                            17,830,000
-----------                                                                    -----------
              Total Investments (100.02%) (Cost $186,073,157+)                 186,073,157
              Liabilities In Excess of Cash and Other Assets (-.02%)               (36,505)
                                                                               -----------
              Net Assets (100.00%)                                            $186,036,652
                                                                               ===========
              Net Asset Value, offering and redemption price per share:
              Individual Investor Class,
                       24,063,720 shares outstanding (Note 3)                  $      1.00
                                                                               ===========
              Institutional Class,
                      117,341,559 shares outstanding (Note 3)                  $      1.00
                                                                               ===========
              Broker Service Class,
                       34,685,444 shares outstanding (Note 3)                  $      1.00
                                                                               ===========
              MMA Praxis Class,
                        9,947,251 shares outstanding (Note 3)                  $      1.00

+ Aggregate cost for federal income tax purposes is identical.


The accompanying notes are an integral part of these financial statements.

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Func, Inc.


FOOTNOTES:

     (a) Securities payable on demand at par including accrued interest (with seven days' notice). Interest is adjusted weekly.


KEY NOTES:

FNMA    =   Federal National Mortgage Association
LOC     =   Letter of Credit
RB      =   Revenue Bond
RFIN    =   Resolution Funding Corporation Strip Interest



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

-----------------------------------------------------------
Securities Maturing in       Value        % of Portfolio
-----------------------------------------------------------
Less than 31 Days        $174,101,251          93.56%
31 through 60 Days          6,971,906           3.75%
61 through 90 Days                -0-             -0-
91 through 120 Days               -0-             -0-
121 through 180 Days              -0-             -0-
Over 180 Days               5,000,000           2.69%
-----------------------------------------------------------
Total                    $186,073,157         100.00%
-----------------------------------------------------------













The accompanying notes are an integral part of these financial statements.

                                            Statement of Operations, (unaudited)
                                                  Six Months Ended July 31, 2005
PAXWORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest..................................................... $  2,919,420
                                                                    -----------
   Expenses: (Note 2)
     Advisory fee.................................................      150,777
     Administrative services fee..................................      100,518
     Shareholder servicing fee (Individual Investor Class)........       28,052
     Shareholder servicing fee (Broker Service Class).............       45,465
     Shareholder servicing fee (MMA Praxis Class).................       13,457
     Custodian expenses...........................................       10,363
     Shareholder servicing and related shareholder expenses+......      141,894
     Legal fees, compliance and filing fees.......................       82,561
     Audit and accounting.........................................       78,383
     Directors' fees and expenses.................................        6,102
     Other........................................................       12,960
                                                                    -----------
        Total expenses............................................      670,532
        Less:
        Expenses paid indirectly (Note 2).........................       (3,275)
        Fees waived (Note 2)......................................      (92,256)
        Expenses reimbursed (Note 2)..............................      (42,762)
                                                                    -----------
     Net expenses ................................................      532,239
                                                                    -----------
   Net investment income..........................................    2,387,181
Realized gain (loss) on investments
   Net realized gain on investments...............................          -0-
                                                                    -----------
   Increase in net assets from operations.........................$   2,387,181
                                                                    ===========

+ Includes class specific transfer agency expenses of $45,006, $13,146, $40,009 and $9,689 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.


The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

                                                   Six Months
                                                      Ended                 Year
                                                  July 31, 2005             Ended
                                                   (unaudited)        January 31, 2005
                                                   -----------        ----------------
Increase (decrease) in net assets Operations:
   Net investment income........................   $ 2,387,181          $ 1,592,044
   Net realized gain on investments.............           -0-                  -0-
                                                   -----------          -----------
   Increase in net assets from operations            2,387,181            1,592,044

Dividends to shareholders from:
Net investment income:
   Individual Investor Class....................      (252,467)            (181,195)
   Institutional Class..........................    (1,638,285)          (1,115,909)
   Broker Service Class.........................      (373,209)            (198,862)
   MMA Praxis Class.............................      (123,220)             (96,078)

Capital share transactions (Note 3):
   Individual Investor Class....................     2,472,064               87,089
   Institutional Class..........................   (17,809,466)          22,446,180
   Broker Service Class.........................       274,123            5,068,296
   MMA Praxis Class.............................    (1,912,065)             430,250
                                                   -----------          -----------
   Total increase(decrease).....................   (16,975,344)          28,031,815

Net assets:
   Beginning of period..........................   203,011,996          174,980,181
                                                   -----------          -----------
   End of period................................  $186,036,652         $203,011,996
                                                   ===========          ===========

   Undistributed net investment income             $       -0-          $       -0-
                                                   ===========          ===========












The accompanying notes are an integral part of these financial statements.

                                      Notes to Financial Statements, (unaudited)
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.


                                                                               9
1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

b) Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions
Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.



2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of .075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended July 31, 2005, the Advisor and Distributor voluntarily waived the following fees:

Investment  Management  fees                                $  80,414
Shareholder Servicing fees - MMA Praxis Class                  11,842
                                                            ---------
                                        Total               $  92,256
                                                            =========
The Advisor and Distributor have no right to recoup prior fee waivers.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $42,762 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Sub-Advisor on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled board meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $53,291 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class.

For the period ended July 31, 2005, the Fund had the following expense offsets:

Custodian expenses                                            $     3,255
Shareholder servicing and related shareholder expenses                 20
                                                              -----------
                                                 Total        $     3,275
                                                              ===========

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

3. CAPITAL STOCK
At July 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                 Six Months Ended          Year
                                                   July 31, 2005           Ended
                                                    (unaudited)      January 31, 2005
                                                   -------------     ----------------
INDIVIDUAL INVESTOR CLASS
Sold............................................     10,883,712            17,083,360
Issued on reinvestment of dividends.............        252,008               180,906
Redeemed........................................     (8,663,656)          (17,177,177)
                                                  -------------      ----------------
Net increase(decrease) .........................      2,472,064                87,089
                                                  =============      ================

INSTITUTIONAL CLASS
Sold............................................    370,421,489           695,925,632
Issued on reinvestment of dividends.............      1,418,510               891,091
Redeemed........................................   (389,649,465)         (674,370,543)
                                                  -------------      ----------------
Net increase(decrease)..........................    (17,809,466)           22,446,180
                                                  =============      ================

BROKER SERVICE CLASS
Sold............................................     29,449,968            50,867,177
Issued on reinvestment of dividends.............        373,209               202,432
Redeemed........................................    (29,549,054)          (46,001,313)
                                                  -------------      ----------------
Net increase(decrease)..........................        274,123             5,068,296
                                                  =============      ================

MMA PRAXIS CLASS
Sold............................................      1,369,732             6,651,013
Issued on reinvestment of dividends                     123,220                95,917
Redeemed........................................     (3,405,017)           (6,316,680)
                                                  -------------      ----------------
Net increase(decrease)..........................     (1,912,065)              430,250
                                                  =============      ================

As of July 31, 2005, the breakdown of net assets by share class were as follows:

Individual Investor Class.......................  $  24,063,549
Institutional Class.............................    117,340,725
Broker Service Class............................     34,685,198
MMA Praxis Class................................      9,947,180
                                                  -------------
   Total........................................   $186,036,652
                                                  =============

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

4. LIABILITIES
At July 31, 2005, the Fund had the following liabilities:

Fees payable to Affiliates*......       $    39,178
Dividends payable................            46,615
Accrued other payables...........            87,023
                                        -----------
   Total liabilities.............       $   172,816
                                        ===========

*  Includes fees payable to Pax World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and
   Reich & Tang Services, Inc.

5. TAX INFORMATION
The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were ordinary income.

At January 31, 2005, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.

At January 31, 2005, the Fund had no distributable earnings.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS

                                                                      INDIVIDUAL
                                                                    INVESTOR CLASS
                                         ----------------------------------------------------------------------------
                                         Six Months                             Year Ended
                                            Ended                               January 31,
                                        July 31, 2005    ------------------------------------------------------------
                                         (unaudited)       2005         2004         2003         2002         2001
                                         -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)
Net asset value, beginning of period....   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...............     0.011         0.009        0.006        0.013        0.033        0.058
Net realized and unrealized gain(loss)
    on investments......................      --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total from investment operations........     0.011         0.009        0.006        0.013        0.033        0.058
Less distributions from:
    Dividends from net
       investment income................    (0.011)       (0.009)      (0.006)      (0.013)      (0.033)      (0.058)
Net realized gains on investments             --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total distributions.....................    (0.011)       (0.009)      (0.006)      (0.013)      (0.033)      (0.058)
                                           --------      --------     --------     --------     --------     --------
Net asset value, end of period..........   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           ========      ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------
Total Return............................     1.12%(a)      0.87%        0.59%        1.28%        3.37%        5.99%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (000).........   $24,064       $21,592      $21,504      $21,994      $19,977      $16,416
Ratios to average net assets:
    Expenses (net of fees waived and
       expenses reimbursed) (b).........     0.66%(c)      0.65%        0.62%        0.60%        0.60%        0.60%
    Net investment income...............     2.25%(c)      0.87%        0.59%        1.27%        3.26%        5.86%
    Advisory and administrative
       services fees waived.............     0.08%(c)      0.09%        0.08%        0.04%        0.04%        0.09%
    Expenses reimbursed.................     0.38%(c)      0.36%        0.33%        0.32%        0.34%        0.37%
    Expenses paid indirectly............     0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS

                                                                        INSTITUTIONAL
                                                                            CLASS
                                         ----------------------------------------------------------------------------
                                         Six Months                             Year Ended
                                            Ended                               January 31,
                                        July 31, 2005    ------------------------------------------------------------
                                         (unaudited)       2005         2004         2003         2002         2001
                                         -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value, beginning of period....   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...............     0.012         0.011        0.008        0.015        0.036        0.061
Net realized and unrealized gain(loss)
    on investments......................      --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total from investment operations             0.012         0.011        0.008        0.015        0.036        0.061
Less distributions from:
    Dividends from net
       investment income................    (0.012)       (0.011)      (0.008)      (0.015)      (0.036)      (0.061)
Net realized gains on investments.......      --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total distributions.....................    (0.012)       (0.011)      (0.008)      (0.015)      (0.036)      (0.061)
                                           --------      --------     --------     --------     --------     --------
Net asset value, end of period..........   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           ========      ========     ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------------
Total Return............................     1.24%(a)      1.12%        0.84%        1.54%        3.63%        6.26%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (000).........  $117,341      $135,150     $112,704     $183,181     $200,653     $160,373
Ratios to average net assets:
    Expenses (net of fees waived) (b)        0.41%(c)      0.40%        0.37%        0.35%        0.35%        0.35%
Net investment income...................     2.49%(c)      1.11%        0.86%        1.53%        3.54%        6.09%
    Advisory and administrative
       services fees waived.............     0.08%(c)      0.09%        0.08%        0.04%        0.04%        0.09%
    Expenses paid indirectly............     0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS

                                                                            BROKER
                                                                         SERVICE CLASS
                                         ----------------------------------------------------------------------------
                                         Six Months                             Year Ended
                                            Ended                               January 31,
                                        July 31, 2005    ------------------------------------------------------------
                                         (unaudited)       2005         2004         2003         2002         2001
                                         -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value, beginning of period....   $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...............     0.010        0.007         0.004        0.011        0.031        0.056
Net realized and unrealized gain(loss)
    on investments......................      --           --            --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total from investment operations........     0.010        0.007         0.004        0.011        0.031        0.056
Less distributions from:
    Dividends from net
       investment income................    (0.010)      (0.007)       (0.004)      (0.011)      (0.031)      (0.056)
Net realized gains on investments.......      --           --            --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total distributions.....................    (0.010)      (0.007)       (0.004)      (0.011)      (0.031)      (0.056)
                                           --------      --------     --------     --------     --------     --------
Net asset value, end of period..........   $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           ========      ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return............................     1.02%(a)     0.67%         0.39%        1.08%        3.16%        5.78%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (000).........   $34,685      $34,411       $29,343      $19,633      $19,298       $4,028
Ratios to average net assets:
    Expenses (net of fees waived) (b)...     0.86%(c)     0.84%         0.82%        0.80%        0.80%        0.80%
    Net investment income...............     2.05%(c)     0.68%         0.38%        1.07%        2.91%        5.71%
    Advisory and administrative
       services fees waived.............     0.08%(c)     0.09%         0.08%        0.04%        0.04%        0.09%
    Expenses paid indirectly............     0.00%(c)     0.00%         0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2005
PAXWORLD Money Market Fund, Inc.

6. FINANCIAL HIGHLIGHTS

                                                                         MMA PRAXIS
                                                                            CLASS
                                         ----------------------------------------------------------------------------
                                         Six Months                             Year Ended
                                            Ended                               January 31,
                                        July 31, 2005    ------------------------------------------------------------
                                         (unaudited)       2005         2004         2003         2002         2001
                                         -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value, beginning of period....   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income................    0.011         0.009        0.006        0.013        0.033        0.058
Net realized and unrealized gain(loss)
    on investments......................      --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total from investment operations........     0.011         0.009        0.006        0.013        0.033        0.058
Less distributions from:
    Dividends from net
       investment income................    (0.011)       (0.009)      (0.006)      (0.013)      (0.033)      (0.058)
Net realized gains on investments.......      --            --           --         (0.000)      (0.000)       0.000
                                           --------      --------     --------     --------     --------     --------
Total distributions.....................    (0.011)       (0.009)      (0.006)      (0.013)      (0.033)      (0.058)
                                           --------      --------     --------     --------     --------     --------
Net asset value, end of period..........   $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                           ========      ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------------
Total Return............................     1.15%(a)      0.91%        0.61%        1.28%        3.37%        5.99%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (000)             $9,947       $11,859      $11,429      $12,267      $13,095      $10,164
Ratios to average net assets:
    Expenses (net of fees waived) (b)...     0.60%(c)      0.60%        0.60%        0.60%        0.60%        0.60%
    Net investment income...............     2.29%(c)      0.88%        0.62%        1.28%        3.24%        5.90%
    Advisory, administrative fee
       waived...........................     0.08%(c)      0.09%        0.08%        0.04%        0.04%        0.09%
    Shareholder servicing fees
       waived...........................     0.22%(c)      0.21%        0.18%        0.09%        0.08%        0.22%
    Expenses paid indirectly............     0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

                                             Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

                         Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS                                       SERVICES

Regular Accounts: Individual,                           Automatic Investment Plan: You
business and trust accounts are available               may arrange to have a fixed amount
for all Pax World Funds.                                automatically deducted from your
                                                        checking or savings account and invested
Traditional IRA: Certain individuals                    in your Pax World account on a monthly or
can make tax-deductible contributions to                quarterly basis.  Automatic investment
this account. Taxes are paid only when                  plans do not assure a profit and do not
funds are withdrawn, usually in                         protect against loss in declining markets.
retirement, when investors may be in a
lower tax bracket.                                      Voluntary Withdrawal Plan: This plan
                                                        makes it possible for investors to receive a
Roth IRA: Contributions to a Roth IRA                   monthly check from their Pax World
are not deductible, but after five years                account. This plan requires a minimum
some types of withdrawals are tax-free.                 investment of $10,000.

SIMPLE IRA:                                             Online Account Access: Utilizing a
This is an easy-to-maintain                             unique ID number and PIN, you can access
retirement plan designed for small                      your Pax World account(s) online to review
businesses of up to 100 employees.                      your account balances or histories;
                                                        purchase or redeem fund shares; or make
SEP IRA: This is an employer-funded                     exchanges between different Pax World
retirement plan popular with small                      Funds.
businesses and self-employed persons.
                                                        www.paxworld.com: Learn all about Pax
Education Savings Account & Uniform                     World through our web site! You can check
Gift to Minors Account (UGMA): These                    Fund performance, read about our portfolio
plans provide excellent ways to save for a              managers, view Connection - our quarterly
child's education.                                      newsletter, and see how Pax World voted on
                                                        various proxies for the companies in our
403(b)(7) Pension Plan: This plan is                    portfolios.
available to persons employed by non-profit
organizations.



*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

                      [This page intentionally left blank.]

PAXWORLD
ETHICAL INVESTING



        PAX World
        222 State Street
        Portsmouth, NH 03801
        800.767.1729
        web  www.paxworld.com
        email  info@paxworld.com

        For general fund information:
        800.767.1729

        For shareholder account information:
        800.372.7827

        For broker services:
        800.635.1404

        Address all account inquiries to:
        PAX World
        P.O. Box 9824
        Providence, RI 02940-8024

        printed in USA on recycled paper

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    --------------------------
                                    Rosanne Holtzer, Secretary


Date:  September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Thomas W. Grant
                                    -------------------
                                    Thomas W. Grant, President

Date:  September 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: September 28, 2005

* Print the name and title of each signing officer under his or her signature.